Short-Term Borrowings (Details)	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Short-Term Borrowings (Details) [Line Items]
Interest expenses	$ 15,292
Accounts receivable	1,541,925
Loan agreement	$ 1,000,000
Zhongyuan Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Accounts receivable			$ 1,541,925	¥ 10,000,000